NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Schedule of revenue by major products
For the six months ended June 30, 2019:
Nutrition supplement	$61,668
Skin care product	130,190
Water purifying machine	41,799
Software	4,515
Total	$238,172

For the year ended December 31, 2018:
Nutrition supplement	$503,049
Skin care product	630,796
Water purifier machine	556,600
Software	86,320
Others	1,180
Total	$1,777,945

Schedule of revenue by geography
For the six months ended June 30, 2019:
Asia Pacific	$238,172
Total	$238,172

For the year ended December 31, 2018:
Asia Pacific	$1,777,945
Total	$1,777,945

Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Schedule of concentration of credit risk
Customer	Net sales for the six months ended June 30, 2019		Accounts receivable balance as of June 30, 2019
A	$180,367	*	$1,143,557

Customer	Net sales for the six months ended June 30, 2018		Accounts receivable balance as of June 30, 2018
A	$394,016	*	$831,810

Customer	Net sales for the year ended December 31, 2018		Accounts receivable balance as of December 31, 2018
A	$1,235,203	*	$1,263,833
B	279,405		237,980

Customer	Net sales for the year ended December 31, 2017		Accounts receivable balance as of December 31, 2017
A	$582,973	*	$561,978
C	$371,043	*	$-
D	$365,815	*	$224,203
E	$186,266	*	$-

Supplier concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Schedule of concentration of credit risk
Net purchase for the six months ended June 30, 2019		Accounts payable balance as of June 30, 2019
A	$34,561		$-
B	$3,821		$715

Supplier	Net purchase for the six months ended June 30, 2018	Accounts payable balance as of June 30, 2018
A	$23,799	$7,821
C	$10,158	$-
D	$9,548	$-

Supplier	Net purchase for the year ended December 31, 2018	Accounts payable balance as of December 31, 2018
A	$50,529	$-
B	$28,371	$-
C	$19,620	$-

Supplier	Net purchase for the year ended December 31, 2017	Accounts payable balance as of December 31, 2017
B	$123,878	$-
D	$92,046	$34,221
E	$45,941	$-